UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3-31-99

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Westcliff Capital Management, LLC
Address:    200 Seventh Avenue, Suite 105
            Santa Cruz, CA  95062

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this
 Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard S. Spencer III
Title:      Manager
Phone:      831-479-0422

Signature, Place and Date of Signing:

      Richard S. Spencer III        Santa Cruz, CA                      4-29-99
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___   13F   NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         45,295


List of Other Included Managers:

NONE
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

NAME OF ISSUER                TITLE OF    CUSIP VALUE SHARES            INV.  OTHR        AUTH
                              CLASS       X1000             DISC  MGR         SOLE
ACE Comm Corp                 COM         004404109   618   197700      SH    Sole              197700
Abraxas Petroleum             COM         003830106   401   229350      SH    Sole              229350
Anglogold LT                  COM         035128206   1447  71883       SH    Sole              71883
Apache Corp Com               COM         037411105   764   29330       SH    Sole              29330
Applebees International       COM         037899101   595   23990       SH    Sole              23990
Ardent Software               COM         039794102   420   26140       SH    Sole              26140
Argosy Gaming Co.             COM         040228108   324   60900       SH    Sole              60900
Ashanti Goldfields Co.        COM         043743202   1047  119652      SH    Sole              119652
BI Inc.                       COM         055467203   200   21010       SH    Sole              21010
Benton Oil & Gas              COM         083288100   426   117600      SH    Sole              117600
Briggs and Stratton           COM         109043109   567   11490       SH    Sole              11490
Cabot Oil & Gas Corp          COM         127097103   1083  75018       SH    Sole              75018
Cheesecake Factory            COM         163072101   294   12360       SH    Sole              12360
Coachman Industries           COM         189873102   1003  48930       SH    Sole              48930
Cooper & Cameron              COM         216640102   1347  39750       SH    Sole              39750
Dal Tile International        COM         23426R108   430   47450       SH    Sole              47450
Devon Energy                  COM         251799102   523   18960       SH    Sole              18960
EVI Weatherford Inc.
 Symbol ch                    COM         268939105   776   29700       SH    Sole              29700
Electronics for Imaging       COM         286082102   516   13230       SH    Sole              13230
Ensco International           COM         26874Q100   284   21310       SH    Sole              21310
Enzon Inc.                    COM         293904108   1533  103963      SH    Sole              103963
Esenjay Exporation            COM         296426109   525   420010      SH    Sole              420010
Evergreen Res Inc             COM         299900308   574   28685       SH    Sole              28685
Fisher Imaging                COM         337719108   358   272510      SH    Sole              272510
Frontier Airlines             COM         359065109   597   60470       SH    Sole              60470
Frontier Oil Corp
f/n/a Wainoc                  COM         35914P105   600   119922      SH    Sole              119922
Granite Construction          COM         387328107   1421  60775       SH    Sole              60775
Greenstone Resources          COM         39573W104   129   459400      SH    Sole              459400
Grupo Industrial Durango      COM         40048e109   270   34850       SH    Sole              34850
HS Resources Inc.             COM         404297103   229   26130       SH    Sole              26130
Hansen Natural Corp           COM         411310105   304   82400       SH    Sole              82400
Huntway Refining              COM         447309105   1064  709622      SH    Sole              709622
Javelin Systems               COM         471896100   429   35380       SH    Sole              35380
Key Tronic Corp               COM         493144109   345   106190      SH    Sole              106190
Labor Ready Inc.              COM         505401208   570   21800       SH    Sole              21800
Louis Dreyfus                 COM         546011107   1496  103140      SH    Sole              103140
Mallon Resources              COM         561240201   217   28882       SH    Sole              28882
Maxtor Corporation            COM         577729205   447   63260       SH    Sole              63260
Meridian Resource Corp        COM         58977q109   775   229510      SH    Sole              229510
Nabors Industries             COM         629568106   827   45480       SH    Sole              45480
Network Associates            COM         640938106   945   30800       SH    Sole              30800
Networking Computing
 Devices                      COM         64120N100   204   40900       SH    Sole              40900
Pan American Silver/
 sym f/n/a                    COM         697900108   2310  450770      SH    Sole              450770
Pennaco Energy Inc.
f/k/s pneg                    COM         708046107   694   132270      SH    Sole              132270
Pope & Talbot                 COM         732827100   315   49360       SH    Sole              49360
Pride International Inc.      COM         741932107   826   100160      SH    Sole              100160
Prosoft 1 Net Solutions       COM         743477101   569   216880      SH    Sole              216880
R & B Falcon Drilling         COM         74912E101   1154  133780      SH    Sole              133780
Roberts Parmaceutical         COM         770491108   565   27220       SH    Sole              27220
Rowan Companies               COM         779382100   715   56320       SH    Sole              56320
Rowe Furniture Corp           COM         779528108   288   28850       SH    Sole              28850
STB Systems                   COM         784741100   515   65900       SH    Sole              65900
Salton Maxim Housewares       COM         795757103   806   32980       SH    Sole              32980
Santa Fe Int'l                COM         G7805c108   1416  75790       SH    Sole              75790
Stolt Comex Seaway            COM         l8873e103   806   83740       SH    Sole              83740
TVX Gold Inc.                 COM         873081401   301   240440      SH    Sole              240440
Transocean Offshore Inc.      COM         893817106   573   19870       SH    Sole              19870
UTI Energy                    COM         903387108   293   27600       SH    Sole              27600
Universal Electronics Inc.    COM         913483103   2067  165327      SH    Sole              165327
Veritas DGC                   COM         92343p107   598   41940       SH    Sole              41940
West Pharmaceutical Services, COM         953348109   792   24840       SH    Sole              24840
Winnebago Ind.                COM         974637100   2087  149050      SH    Sole              149050
Zoll Medical Corp             COM         989922109   686   62380       SH    Sole              62380
